Financial Assets and Liabilities - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 147,910	R$ 115,124
Investments linked to loans [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	86,681	31,254
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 61,229	R$ 83,870